Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - DiamiR Biosciences Corp. [Member] - USD ($)	Nov. 30, 2025	May 31, 2025	May 31, 2024
Schedule of Prepaid Expenses and Other Current Assets [Line Items]
Deferred costs of equity financing			$ 114,000
Advances to suppliers		45,252
Other	5,704	1,397	6,139
Total	$ 5,704	$ 46,649	$ 120,139